EQUITY - Dividend policy (Details) - CLP ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Aug. 31, 2017	May 31, 2017	Jan. 31, 2017	Oct. 31, 2016	Aug. 31, 2016	May 31, 2016	Jan. 31, 2016	Dec. 31, 2016	Jan. 01, 2009
EQUITY
Amount of accumulated earnings	$ 335,523,254									$ 295,708,512
Retained earnings realized	8,600,015
Retained earnings dividend adjustment
EQUITY
Amount of accumulated earnings	10,660,688										$ 19,260,703
Retained earnings realized	(8,600,015)
Revaluation of assets parent Company
EQUITY
Amount of accumulated earnings	2,893,156										14,800,384
Retained earnings realized	(11,907,228)
Foreign currency translation differences of investments in related companies and subsidiaries
EQUITY
Amount of accumulated earnings	7,458,556										4,653,301
Retained earnings realized	2,805,255
Full absorption cost accounting parent Company
EQUITY
Amount of accumulated earnings											305,175
Retained earnings realized	(305,175)
Post-employment benefits actuarial calculation parent Company
EQUITY
Amount of accumulated earnings	308,976										946,803
Retained earnings realized	(637,827)
Deferred taxes complementary accounts parent Company
EQUITY
Amount of accumulated earnings											$ (1,444,960)
Retained earnings realized	$ 1,444,960
Series A
EQUITY
Interim dividend per share	$ 21.50	$ 19.00			$ 19.00	$ 17.00			$ 17.00
Final dividend per share				$ 19.00				$ 17.00
Additional dividend paid per share			$ 19.00				$ 17.00
Series B Share
EQUITY
Interim dividend per share	$ 23.65	$ 20.90			$ 20.90	$ 18.70			$ 18.70
Final dividend per share				$ 20.90				$ 18.70
Additional dividend paid per share			$ 20.90				$ 18.70